Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash	$ 4,785,797	$ 3,658,846
Accounts receivable, net	6,747,200	4,223,990
Inventory	1,882,197	865,019
Other current assets	138,227	181,000
TOTAL CURRENT ASSETS	13,795,572	9,426,628
NON-CURRENT ASSETS:
Property and equipment, net	1,781,788	1,787,824
Operating lease right-of-use assets	3,061,164	2,620,993
Intangible assets	3,738,087	3,886,588
Goodwill	16,801,192	17,088,501
Other assets, net	347,864	282,884
TOTAL NON-CURRENT ASSETS	26,060,300	26,009,752
TOTAL ASSETS	39,855,872	35,436,380
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	7,154,765	7,844,271
Convertible notes, net of discount $0 and $35,525 respectively	378,263	378,263
Notes payable	2,000,000	2,000,000
Derivative liability	408,646	533,753
Contract liabilities	4,136,809	3,216,562
Operating lease liabilities - current	360,270	364,105
Other current liabilities	2,299,617	2,407,750
TOTAL CURRENT LIABILITIES	21,406,275	19,547,513
NON-CURRENT LIABILITIES:
Secured debenture	1,201,661	1,172,364
Operating lease liabilities – non-current	3,158,040	2,474,530
Other liabilities – non-current	428,093	676,331
TOTAL NON-CURRENT LIABILITIES	4,787,794	4,323,225
TOTAL LIABILITIES	26,194,069	23,870,738
Commitments and contingencies	0	0
Convertible preferred stock - Class D (par value $0.01; 100,000 shares authorized; 88,235 issued and outstanding at March 31, 2022 and December 31, 2021, respectively)	883	883
Common stock (par value $0.0001), 20,000,000,000 shares authorized, 5,397,942,946 and 5,197,821,885 shares issued and outstanding at March 31, 2022 and December 31, 2021, respectively	539,794	519,782
Treasury stock, 100,000 shares at March 31, 2022 and December 31, 2021	(1,000)	(1,000)
Paid-in capital in excess of par value	27,928,691	20,248,703
Non-controlling interest in variable interest entity and subsidiary	2,358,227	2,358,227
Accumulated other comprehensive income	(504,032)	(284,463)
Accumulated deficit	(16,660,760)	(11,276,490)
TOTAL STOCKHOLDERS’ DEFICIT	13,661,803	11,565,642
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 39,855,872	$ 35,436,380